Taxation - Summary of Deferred Tax (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	£ 55,551	£ 48,032	£ 31,028
Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	44,683	37,021	19,443
Loan relationships [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	73	421
U.S. tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	10,557	9,880	10,032
Accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)			947
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)		414	400
Share options [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	151	55
Other U.S. deferred tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	31	86
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)		137	202
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (unrecognised)	£ 56	£ 18	£ 4